Related Party Transaction (Details Narrative) - USD ($)		3 Months Ended
	Mar. 09, 2017	Jun. 07, 2017
Shares issued for service, value		$ 200,000
The Crypto Company, Inc. [Member]
Number of common shares issued for services	125,000
Number of shares exchanged in transaction		11,235,000
Number of shares exchanged in transaction, value		$ 404,150
Stock based compensation expense		$ 580,000
The Crypto Company, Inc. [Member] | Redwood Fund LP [Member]
Number of shares exchanged in transaction	125,000
Number of shares exchanged in transaction, value	$ 200,000
The Crypto Company, Inc. [Member] | Imperial Strategies, LLC [Member]
Number of common shares issued for services	125,000
Shares issued for service, value	$ 200,000
The Crypto Company, Inc. [Member] | Employee [Member]
Number of common shares issued for services	125,000
Shares issued for service, value	$ 100,000
Stock based compensation expense	$ 100,000
The Crypto Company, Inc. [Member] | President [Member]
Number of shares exchanged in transaction	300,000
Number of shares exchanged in transaction, value	$ 200,000
Stock based compensation expense	$ 280,000